Segment Information - Summary of Revenues from External Customers (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Disclosure of revenues from external customers [Line Items]
Revenue	¥ 8,150,032	¥ 7,608,931	¥ 19,525,255	¥ 22,967,208	¥ 29,866,547
Location of external customers [member]
Disclosure of revenues from external customers [Line Items]
Revenue	8,150,032	7,608,931	19,525,255	22,967,208
Japan [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	4,384,678	4,043,699	10,748,113	12,465,324
Japan [Member] | Location of external customers [member]
Disclosure of revenues from external customers [Line Items]
Revenue	1,888,332	1,737,401	4,890,051	5,447,893
North America [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	2,938,247	2,708,605	6,884,194	8,230,802
North America [Member] | Location of external customers [member]
Disclosure of revenues from external customers [Line Items]
Revenue	2,932,527	2,660,306	6,854,311	8,150,469
Europe [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	905,571	866,866	2,187,621	2,563,520
Europe [Member] | Location of external customers [member]
Disclosure of revenues from external customers [Line Items]
Revenue	796,702	747,197	1,938,744	2,223,514
Asia [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	1,543,432	1,400,011	3,599,183	4,160,885
Asia [Member] | Location of external customers [member]
Disclosure of revenues from external customers [Line Items]
Revenue	1,548,750	1,403,698	3,683,729	4,133,206
Other [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	606,000	555,569	1,306,347	1,631,103
Other [Member] | Location of external customers [member]
Disclosure of revenues from external customers [Line Items]
Revenue	¥ 983,722	¥ 1,060,328	¥ 2,158,420	¥ 3,012,125